Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	HUMBL, INC.
Entity Central Index Key	0001119190
Entity Primary SIC Number	5500
Entity Tax Identification Number	91-2048019
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 B Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(786)
Local Phone Number	738-9012
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false